Document and Entity Information	Dec. 31, 2020
Risk/Return:
Registrant Name	CALVERT VARIABLE SERIES INC
Registrant CIK	0000708950
SEC Form	485BPOS
Period end date	Dec. 31, 2020
Investment Company Type	N-1A
Amendment Flag	false